Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document And Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-14928
Entity Registrant Name	Santander UK plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	2 Triton Square
Entity Address, Address Line Two	Regent’s Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	NW1 3AN
Entity Address, Country	GB
Title of 15(d) Security	7.95% Term Subordinated Securities due October 26, 2029
Entity Common Stock, Shares Outstanding	31,051,768,866
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001087711
Business Contact
Document And Entity Information [Line Items]
Entity Address, Address Line One	2 Triton Square
Entity Address, Address Line Two	Regent’s Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	NW1 3AN
Entity Address, Country	GB
Contact Personnel Name	Lee Grant
City Area Code	+44
Local Phone Number	800 085 1491
Contact Personnel Email Address	lee.grant@santander.co.uk
10 3/8% Non-cumulative Preference Shares of nominal value of £1 each
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	200,000,000
8 5/8% Non-cumulative Preference Shares of nominal value of £1 each
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	125,000,000